Shareholder Fees - FidelityArizonaMunicipalFunds-ComboPRO	Oct. 29, 2022 USD ($)
FidelityArizonaMunicipalFunds-ComboPRO | Fidelity Arizona Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none